Share Capital	6 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Share capital
8.	Share capital

	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares	Number of shares	Number of shares	RM	USD
Paid-up capital
Balance at July 1, 2023 and June 30, 2024	8,750,000	2,500,000	11,250,000	482	108
New issued shares	2,185,000	-	2,185,000	93	21
Balance at December 31, 2024	10,935,000	2,500,000	13,435,000	575	129

As of June 30, 2024, the Company has authorized and issued 8,750,000 Class A Ordinary Shares and 2,500,000 Class B Ordinary Shares.

On December 6, 2024, the Company completed its IPO and listed its Class A Ordinary Shares on the Nasdaq Capital Market under the symbol “LNKS”. With the IPO, the Company received aggregate gross proceeds of US$7,600,000, prior to deducting underwriting discounts and other offering expenses and a total of 1,900,000 Class A Ordinary Shares were issued.

On December 19, 2024, the representative of the underwriters for the IPO fully exercised the over-allotment option to purchase additional 285,000 Class A Ordinary Shares of the Company. As a result of which, the Company received additional aggregate gross proceeds of US$1,140,000.

As of 31 December 2024, the Company has authorized and issued 10,935,000 Class A Ordinary Shares and 2,500,000 Class B Ordinary Shares.